Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Interest, Dividend and Fee Income
Loans	$ 3,849	$ 4,029	$ 4,689	$ 7,878	$ 9,652
Securities (Note 2)	1,002	990	1,363	1,992	2,722
Deposits with banks	50	44	101	94	294
Interest, Dividend and Fee Income	4,901	5,063	6,153	9,964	12,668
Interest Expense
Deposits	817	921	1,738	1,738	3,865
Subordinated debt	51	58	66	109	136
Other liabilities	578	506	831	1,084	1,761
Interest Expense	1,446	1,485	2,635	2,931	5,762
Net Interest Income	3,455	3,578	3,518	7,033	6,906
Non-Interest Revenue
Securities commissions and fees	300	285	277	585	529
Deposit and payment service charges	306	305	313	611	617
Trading revenues	47	212	(217)	259	(76)
Lending fees	343	356	322	699	647
Card fees	122	81	80	203	179
Investment management and custodial fees	476	482	430	958	886
Mutual fund revenues	396	374	348	770	714
Underwriting and advisory fees	404	258	239	662	524
Securities gains, other than trading	111	102	(11)	213	53
Foreign exchange gains, other than trading	63	24	21	87	68
Insurance revenues	(163)	744	(166)	581	714
Investments in associates and joint ventures	60	56	34	116	60
Other	156	118	76	274	190
Non-Interest Revenue	2,621	3,397	1,746	6,018	5,105
Total Revenue	6,076	6,975	5,264	13,051	12,011
Provision for Credit Losses (Note 3)	60	156	1,118	216	1,467
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	(283)	601	(197)	318	519
Non-Interest Expense
Employee compensation	2,042	2,119	1,902	4,161	4,030
Premises and equipment	863	804	806	1,667	1,563
Amortization of intangible assets	158	156	156	314	307
Travel and business development	97	66	118	163	239
Communications	72	64	83	136	162
Professional fees	147	136	128	283	261
Other (Note 12)	1,030	268	323	1,298	623
Non-Interest Expense	4,409	3,613	3,516	8,022	7,185
Income Before Provision for Income Taxes	1,890	2,605	827	4,495	2,840
Provision for income taxes (Note 10)	587	588	138	1,175	559
Net Income	$ 1,303	$ 2,017	$ 689	$ 3,320	$ 2,281
Earnings Per Share (Canadian $) (Note 9)
Basic	$ 1.91	$ 3.03	$ 1.00	$ 4.94	$ 3.38
Diluted	1.91	3.03	1.00	4.93	3.37
Common shares [member]
Earnings Per Share (Canadian $) (Note 9)
Dividends per common share	$ 1.06	$ 1.06	$ 1.06	$ 2.12	$ 2.12